Related Party Transactions - Balance Related to Related Parties (Detail)	12 Months Ended
	Mar. 26, 2016 USD ($)	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CAD
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder	$ 503,000	$ 189,000	$ 0
Management fees to related parties	155,000	238,000	188,000
Consultant fees to a related party	173,000	175,000	155,000
Expense reimbursement to a related party	201,000	241,000	237,000
Interest expense on cash advance received from controlling shareholder	165,000	165,000	164,000
Wholesale distribution service payments to a related party			1,000
Accounts payable to supplier related to shareholder	17,000
Accounts payable to related parties	38,000	447,000	57,000	$ 60,000	CAD 75,000
Interest payable on cash advance received from controlling shareholder	$ 25,000	$ 136,000	$ 13,000